SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Percentage of liability for severance obligations deposited with pension fund	72.00%
Stock based compensation	$ 250,000	$ 203,000	$ 121,000
Increase decrease in unbilled accounts receivables	$ 0	$ 378,000
Exercise of stock options, shares	9,321	9,321
Exercisable average exercise price	$ 4.12
2019 Share Incentive Plan [Member]
Accounting Policies [Line Items]
Exercise of stock options, shares	395,171
Exercisable average exercise price	$ 5.25